Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Gross commission income	$ 2,926	$ 2,965	$ 2,886
Service revenue	752	700	621
Franchise fees	256	263	273
Other	159	162	152
Net revenues	4,093	4,090	3,932
Expenses
Commission and other agent-related costs	1,932	1,932	1,850
Operating	1,270	1,241	1,263
Marketing	185	179	161
General and administrative	254	238	250
Former parent legacy costs (benefit), net	(15)	(323)	(34)
Restructuring costs	11	21	70
Merger costs	1	1	1
Depreciation and amortization	186	197	194
Interest expense/(income), net	666	604	583
Loss (gain) on the early extinguishment of debt	36	0	(75)
Other (income)/expense, net	0	(6)	3
Total expenses	4,526	4,084	4,266
Income (loss) before income taxes, equity in earnings and noncontrolling interests	(433)	6	(334)
Income tax expense (benefit)	32	133	(50)
Equity in (earnings) losses of unconsolidated entities	(26)	(30)	(24)
Net loss	(439)	(97)	(260)
Less: Net income attributable to noncontrolling interests	(2)	(2)	(2)
Net loss attributable to Domus Holdings and Realogy	$ (441)	$ (99)	$ (262)
Earnings (loss) per share attributable to Domus Holdings:
Basic loss per share:	$ (2.20)	$ (0.49)	$ (1.31)
Diluted loss per share:	$ (2.20)	$ (0.49)	$ (1.31)
Domus Holdings weighted average common and common equivalent shares outstanding:
Basic:	200.4	200.4	200.2
Diluted:	200.4	200.4	200.2